Reverse recapitalization - Narrative (Details) - USD ($) $ in Thousands	Mar. 22, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 23, 2022
Class C-2 American Depositary Shares
Reverse Recapitalization [Line Items]
Stock converted during the period (in shares)	(4,500,000)
Fair value of shares issued		$ 3,105	$ 10,080	$ (3,285)
Class C-1 Ordinary Shares
Reverse Recapitalization [Line Items]
Stock converted during the period (in shares)	4,500,000
Fair value of shares issued		$ 14,145	$ 17,920	$ 3,285